SCHEDULE OF KEY INFORMATION FOR THE RECALCULATION OF EMPLOYEE BENEFITS OBLIGATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Present Value of DBO, at the Beginning of Year	$ 99,588	$ 115,393
Post-employment benefits costs	27,205	43,439
Actuarial gain on liabilities	$ (8,543)	$ (59,244)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Actuarial gain for post-employment benefits	Actuarial gain for post-employment benefits
Liabilities at the End of Year	$ 118,250	$ 99,588